Pension And Other Postretirement Employee Benefits (OPEB) Plans (Fair Value Measurement of Pension and OPEB Plan Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		$ 279	$ 230	$ 126
OPEB [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets		0	0	$ 179
Fair Value, Measurements, Recurring [Member] | Pension Plan [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	[1]	279	230
Fair Value, Measurements, Recurring [Member] | Pension Plan [Member] | Interest-bearing cash [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	[1]	64	21
Fair Value, Measurements, Recurring [Member] | Pension Plan [Member] | Equity securities: US [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	[1]	26	25
Fair Value, Measurements, Recurring [Member] | Pension Plan [Member] | Equity securities: International [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	[1]	20	20
Fair Value, Measurements, Recurring [Member] | Pension Plan [Member] | Fixed income securities: Corporate bonds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	[1],[2]	116	127
Fair Value, Measurements, Recurring [Member] | Pension Plan [Member] | Fixed income securities: US Treasuries [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	[1]	40	19
Fair Value, Measurements, Recurring [Member] | Pension Plan [Member] | Fixed income securities: Other [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	[1],[3]	$ 13	$ 18

[1]	All amounts are based on Level 2 valuations.
[2]	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.
[3]	Other consists primarily of municipal bonds.